united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/15

Item 1. Reports to Stockholders.

Modern Technology Fund

Semi-Annual Report

April 30, 2015

Modern Technology Fund

PORTFOLIO REVIEW

April 30, 2015 (Unaudited)

The Fund’s performance figures* for the six months ended April 30, 2015, compared to its benchmarks:

	Six Month	1 Year	Since Inception(a,b)
Class A	(1.64)%	(2.81)%	0.22%
Class C	(2.07)%	(3.64)%	(0.53)%
Class R	(1.64)%	(2.81)%	0.22%
Class I	(1.64)%	(2.81)%	0.22%
Morgan Stanley Technology Index(c)	6.26%	14.96%	19.41%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, and extraordinary expenses) at 2.65%, 3.40%, 2.40% and 2.90% for Class A, Class C, Class I, and Class R shares, respectively, through March 1, 2016. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-851-2525.

(a)	Modern Technology Fund Class A and I shares commenced investment operations on December 31, 2012.

(b)	Modern Technology Fund Class C and R shares commenced investment operations on January 2, 2013.

(c)	The Morgan Stanley Technology Index is composed purely of electronics-based technology companies

Top Ten Holdings By Industry Sector
Telecommunications	11.10%
Computers	10.50%
Internet	9.50%
Commercial Services	8.00%
Media	7.40%
Electronics	6.70%
Software	4.60%
Diversified Financial Services	0.80%
Other Assets	41.40%
Total	100.00%

1

Modern Technology Fund

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2015

Shares		Value

	COMMON STOCKS - 58.6%
	COMMERCIAL SERVICES - 8.0%
810	DH Corp.	$28,314
4,680	Monster Worldwide, Inc. *	27,565
1,580	Western Union Co.	32,042
		87,921

	COMPUTERS - 10.5%
1,730	Convergys Corp.	39,236
600	Hewlett-Packard Co.	19,782
2,900	LivePerson, Inc. *	27,260
1,000	Super Micro Computer, Inc. *	28,770
		115,048

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
500	LendingClub Corp. *	8,725

	ELECTRONICS - 6.7%
1,500	Flextronics International Ltd. *	17,288
2,000	II-VI, Inc. *	35,580
900	Jabil Circuit, Inc.	20,268
		73,136
	INTERNET - 9.5%
440	j2 Global, Inc.	30,523
1,500	TrueCar, Inc. *	23,130
400	WebMD Health Corp. - Cl. A *	17,660
775	Yahoo, Inc. *	32,988
		104,301
	MEDIA - 7.4%
700	Cogeco Cable, Inc.	39,912
1,500	Quebecor, Inc.	41,061
		80,973
	SOFTWARE - 4.6%
1,050	CSG Systems International, Inc.	30,576
2,000	OPOWER, Inc. *	20,000
		50,576
	TELECOMMUNICATIONS - 11.1%
2,000	Consolidated Communications Holdings, Inc.	42,140
1,500	Telephone & Data Systems, Inc.	40,065
1,060	United States Cellular Corp. *	39,146
		121,351

	TOTAL COMMON STOCK (Cost - $656,717)	642,031

	TOTAL INVESTMENTS - 58.6% (Cost $656,717) (a)	$642,031
	OTHER ASSETS IN EXCESS OF LIABILITIES - 41.4%	452,759
	TOTAL NET ASSETS - 100.0%	$1,094,790

*	Non-Income producing security.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $656,717 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,626
Unrealized depreciation:	(17,312)
Net unrealized depreciation:	$(14,686)

See accompanying notes to financial statements.

2

Modern Technology Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

April 30, 2015

ASSETS
Investment securities:
At cost	$656,717
At value	$642,031
Cash	426,790
Foreign cash (CAD) at fair value (Cost $15,450)	15,449
Receivable for Securities sold	90,607
Receivable due from Advisor	37,587
Dividends and interest receivable	976
Prepaid expenses and other assets	50,737
TOTAL ASSETS	1,264,177

LIABILITIES
Payable for Securities purchased	165,875
Distribution (12b-1) fees payable	24
Accrued expenses and other liabilities	3,488
TOTAL LIABILITIES	169,387
NET ASSETS	$1,094,790

Composition of Net Assets:
Paid in capital	$1,176,515
Accumulated net investment loss	(82,485)
Accumulated net realized gain from investments	15,651
Net unrealized depreciation on investments	(14,891)
NET ASSETS	$1,094,790

See accompanying notes to financial statements.

3

Modern Technology Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)

April 30, 2015

Net Asset Value Per Share:
Class A Shares:
Net Assets	$92,636
Shares of beneficial interest outstanding (c)	9,673
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.58

Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$10.16

Class C Shares:
Net Assets	$52,489
Shares of beneficial interest outstanding (c)	5,579
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.41

Class R Shares:
Net Assets	$10
Shares of beneficial interest outstanding (c)	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (d)	$9.58

Class I Shares:
Net Assets	$949,655
Shares of beneficial interest outstanding (c)	99,083
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.58

(a)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(b)	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following each investment.

(c)	Unlimited number of shares of beneficial interest authorized, no par value.

(d)	Differences in actual and calculated Net Asset Value (“NAV”) shown are due to rounding.

See accompanying notes to financial statements.

4

Modern Technology Fund

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2015

INVESTMENT INCOME
Dividends (net of $56 in foreign tax withheld)	$5,141
Interest	42
TOTAL INVESTMENT INCOME	5,183

EXPENSES
Investment advisory fees	7,970
Distribution (12b-1) fees:
Class A	93
Class C	198
Professional fees	25,839
Accounting service fees	22,500
Transfer agent fees	18,520
Administration fees	16,815
Trustees fees and expenses	13,575
Compliance officer fees	5,430
Printing and postage expenses	4,127
Registration fees	3,620
Custodian fees	2,474
Non 12b-1 shareholder servicing	62
Other expenses	905
TOTAL EXPENSES	122,128

Less: Fees waived and expenses reimbursed by the Advisor	(56,695)
Less: Fees waived by service provider	(52,405)
NET EXPENSES	13,028

NET INVESTMENT LOSS	(7,845)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from:
Security Transactions	15,112
Foreign Securities	1,096
Net realized gain	16,208
Net change in unrealized depreciation on:
Investments	(22,639)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(6,431)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,276)

See accompanying notes to financial statements.

5

Modern Technology Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended	For the
	April 30, 2015	Period Ended
	(Unaudited)	October 31, 2014
FROM OPERATIONS
Net investment loss	$(7,845)	$(74,640)
Net realized gain from investments	16,208	33,113
Net change in unrealized depreciation on investments	(22,639)	7,748
Net decrease in net assets resulting from operations	(14,276)	(33,779)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(1,215)	—
Class C	(1,039)	(249)
Class I	(23,597)	(108,124)
Total distributions to shareholders	(25,851)	(108,373)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	90,357	5,040
Class C	44,300	—
Class I	810,500	387,225
Net asset value of shares issued in reinvestment of distributions:
Class A	1,215	—
Class C	812	—
Class I	23,597	91,693
Redemption fee proceeds:
Class C	—	10
Class I	—	1,546
Payments for shares redeemed:
Class A	(10)	(39)
Class C	(10)	—
Class I	(726,515)	(4,005,870)
Net increase (decrease) in net assets from shares of beneficial interest	244,246	(3,520,395)

TOTAL INCREASE (DECREASE) IN NET ASSETS	204,119	(3,662,547)

NET ASSETS
Beginning of Period	890,671	4,553,218
End of Period *	$1,094,790	$890,671
* Includes accumulated net investment loss of:	$(82,485)	$(74,640)

SHARE ACTIVITY
Class A:
Shares Sold	9,032	519
Shares Reinvested	125	—
Shares Redeemed	(1)	(4)
Net increase in shares of beneficial interest outstanding	9,156	515

Class C:
Shares Sold	4,510	—
Shares Reinvested	85	—
Shares Redeemed	(1)	—
Net increase in shares of beneficial interest outstanding	4,594	—

Class I:
Shares Sold	81,338	39,640
Shares Reinvested	2,428	9,106
Shares Redeemed	(72,543)	(397,961)
Net increase (decrease) in shares of beneficial interest outstanding	11,223	(349,215)

Class R:
Shares Sold	—	—
Shares Reinvested	—	—
Shares Redeemed	—	—
Net increase in shares of beneficial interest outstanding	—	—

See accompanying notes to financial statements.

6

Modern Technology Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A
	For The Six
	Months Ended		For the
	April 30, 2015		Year Ended		Period Ended
	(Unaudited)		October 31, 2014		October 31, 2013	(1)

Net asset value, beginning of period	$9.97		$10.39		$10.00

Activity from investment operations:
Net investment loss (2)	(0.08)		(0.06)		(0.10)
Net realized and unrealized gain (loss) from investments	(0.08)		(0.11)		0.49
Total from investment operations	(0.16)		(0.17)		0.39

Less distributions from:
Net realized gains	(0.23)		(0.25)		—
Total distributions	(0.23)		(0.25)		—

Net asset value, end of period	$9.58		$9.97		$10.39

Total return (3)(6)	(1.64)%		(1.64)%		3.90%

Net assets, at end of year (000s)	$93		$5,148		$10

Ratio of gross expenses to average net assets (4)(5)	35.56	% (7)	11.95%		10.97	% (7)
Ratio of net expenses to average net assets (5)	2.65	% (7)	3.16	% (9)	3.20	% (7)
Ratio of net investment loss to average net assets (5)	(1.69	)% (7)	(0.63)%		(1.17	)% (7)

Portfolio Turnover Rate	59	% (6)	35%		0	% (6)

(1)	The Modern Technology Fund Class A shares commenced investment operations on December 31, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(3)	Total Return shown excludes the effect of applicable sales charges and redemption fees. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests, as applicable.

(6)	Not annualized.

(7)	Annualized.

(8)	As the share class had 1 share outstanding over the period, the ratio presented is based upon the expected expense level for the class provided in the Fund’s prospectus.

(9)	Effective August 7, 2014, the expense cap changed from 3.20% to 2.65%

See accompanying notes to financial statements.

7

Modern Technology Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Each Period Present

	Class C
	For The Six
	Months Ended		For the
	April 30, 2015		Year Ended		Period Ended
	(Unaudited)		October 31, 2014		October 31, 2013	(1)

Net asset value, beginning of period	$9.84		$10.36		$10.00

Activity from investment operations:
Net investment loss (2)	(0.12)		(0.36)		(0.34)
Net realized and unrealized gain on investments	(0.08)		0.08		0.70
Total from investment operations	(0.20)		(0.28)		0.36

Less distributions from:
Net realized gains	(0.23)		(0.25)		—
Total distributions	(0.23)		(0.25)		—

Paid-in-Capital From Redemption Fees	—		0.01		—

Net asset value, end of period	$9.41		$9.84		$10.36

Total return (3)(6)	(2.07)%		(2.63)%		3.60%

Net assets, at end of year (000s)	$52		$10		$10

Ratio of gross expenses to average net assets (4)(5)	36.31	% (7)	12.70%		11.72	% (7)
Ratio of net expenses to average net assets (5)	3.40	% (7)	3.91	% (8)	3.95	% (7)
Ratio of net investment loss to average net assets (5)	(2.42	)% (7)	(3.60)%		(3.92	)% (7)

Portfolio Turnover Rate	59	% (6)	35%		0	% (6)

(1)	The Modern Technology Fund Class C shares commenced investment operations on January 2, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(3)	Total Return shown excludes the effect of applicable redemption fees. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests, as applicable.

(6)	Not annualized.

(7)	Annualized.

(8)	Effective August 7, 2014, the expense cap changed from 3.95% to 3.40%

See accompanying notes to financial statements.

8

Modern Technology Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	For The Six
	Months Ended		For the
	April 30, 2015		Year Ended		Period Ended
	(Unaudited)		October 31, 2014		October 31, 2013	(1)

Net asset value, beginning of period	$9.97		$10.39		$10.00

Activity from investment operations:
Net investment loss (2)	(0.07)		(0.29)		(0.25)
Net realized and unrealized gain on investments	(0.09)		0.11		0.64
Total from investment operations	(0.16)		(0.18)		0.39

Less distributions from:
Net realized gains	(0.23)		(0.25)		—
Total distributions	(0.23)		(0.25)		—

Paid-in-Capital From Redemption Fees	—	*	0.01		—	*

Net asset value, end of period	$9.58		$9.97		$10.39

Total return (3)(6)	(1.64)%		(1.64)%		3.90%

Net assets, at end of period (000s)	$950		$876		$4,543

Ratio of gross expenses to average net assets (4)(5)	35.31	% (7)	11.70%		10.72	% (7)
Ratio of net expenses to average net assets (5)	2.40	% (7)	2.91	% (8)	2.95	% (7)
Ratio of net investment loss to average net assets (5)	(1.41	)% (7)	(2.82)%		(2.93	)% (7)

Portfolio Turnover Rate	59	% (6)	35%		0	% (6)

*	Amount is less than $0.005 per share.

(1)	The Modern Technology Fund Class I shares commenced investment operations on December 31, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests, as applicable.

(6)	Not annualized.

(7)	Annualized.

(8)	Effective August 7, 2014, the expense cap changed from 2.95% to 2.40%

See accompanying notes to financial statements.

9

Modern Technology Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class R
	For The Six
	Months Ended		For the
	April 30, 2015		Year Ended		Period Ended
	(Unaudited)		October 31, 2014		October 31, 2013	(1)

Net asset value, beginning of period	$9.97		$10.39		$10.00

Activity from investment operations:
Net investment loss (2)	(0.10)		(0.31)		(0.11)
Net realized and unrealized gain on investments	(0.06)		0.14		0.50
Total from investment operations	(0.16)		(0.17)		0.39

Less distributions from:
Net realized gains	(0.23)		(0.25)		—
Total distributions	(0.23)		(0.25)		—

Net asset value, end of period	$9.58		$9.97		$10.39

Total return (3)(6)	(1.64)%		(1.64)%		3.90%

Net assets, at end of period	$10		$10		$10

Ratio of gross expenses to average net assets (4)(5)(8)	35.81	% (7)	12.20%		11.22	% (7)
Ratio of net expenses to average net assets (5)	2.90	% (7)	3.41	% (9)	3.45	% (7)
Ratio of net investment loss to average net assets (5)	(1.95	)% (7)	(3.12)%		(1.28	)% (7)

Portfolio Turnover Rate	59	% (6)	35%		0	% (6)

(1)	The Modern Technology Fund Class R shares commenced investment operations on January 2, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests, as applicable.

(6)	Not annualized.

(7)	Annualized.

(8)	As the share class had 1 share outstanding over the period, the ratio presented is based upon the expected expense level for the class provided in the Fund’s prospectus.

(9)	Effective August 7, 2014, the expense cap changed from 3.45% to 2.90%

See accompanying notes to financial statements.

10

Modern Technology Fund
Notes to Financial Statements (Unaudited)
April 30, 2015

1.	ORGANIZATION

The Modern Technology Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund commenced operations on December 31, 2012. These financial statements include the following series: Modern Technology Fund, formerly the Belvedere Alternative Income Fund. The investment objective is to seek capital appreciation and capital preservation.

The Fund offers Class A, Class C, Class I, and Class R shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C shares of the Fund are sold at NAV without an initial sales charge but may be subject to a CDSC on shares redeemed. Class R shares of the Fund are sold at NAV without an initial sales charge and are not subject to a CDSC. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees or a CDSC, but have a higher minimum initial investment than Class A, Class C, and Class R shares. All classes are subject to a 2% redemption fee on redemptions made in 90 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

11

Modern Technology Fund
Notes to Financial Statements (Unaudited)(Continued)
April 30, 2015

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of

12

Modern Technology Fund
Notes to Financial Statements (Unaudited)(Continued)
April 30, 2015

markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2015, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$642,031	$—	$—	$642,031
Total	$642,031	$—	$—	$642,031

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of level 1 and Level 2 at the end of the reporting period.

*	Refer to the Schedule of Investments for classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed Quarterly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year 2013, 2014 or expected to be taken on returns filed for open tax year 2015. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

13

Modern Technology Fund
Notes to Financial Statements (Unaudited)(Continued)
April 30, 2015

Options – The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Futures – The Fund may purchase long and short call and put options on Standard & Poor’s 500 Index (“S&P”) futures contracts. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. If the Adviser incorrectly forecasts the value of investments in using a futures contract, the Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by a Fund are standardized and exchange traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended April 30, 2015, amounted to $1,397,999 and $1,396,931 respectively.

14

Modern Technology Fund
Notes to Financial Statements (Unaudited)(Continued)
April 30, 2015

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Effective April 11, 2014, ES Capital Advisors, LLC (the “Advisor”) began serving as the Funds’ interim advisor. Shareholders approved a new investment advisory agreement with the Advisor on August 1, 2014. Prior to August 11, 2014, Belvedere Asset Management, LLC. (“Belvedere”) served as the Funds’ investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”), the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Advisor receives a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.50%.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “waiver agreement”), until at least March 1, 2016, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.65%, 3.40%, 2.40%, and 2.90% of the Fund’s average daily net assets for Class A, Class C, Class I, and Class R shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 2.65%, 3.40%, 2.40%, and 2.90% of average daily net assets attributable to Class A, C, I and R shares, respectively the Advisor shall be entitled to be reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the limitations of average daily net assets for each class respectively. The Fund’s advisor has contractually agreed to waive a portion of its advisory fee in the amount of 0.10% of the Fund’s average daily net assets until at least March 1, 2016. If Fund Operating Expenses attributable to Class A, C, I and R shares subsequently exceed the limitations per annum of the average daily net assets, the reimbursements shall be suspended. During the period ended April 30, 2015, the Advisor waived fees and reimbursed expenses of $56,695 to the Fund.

During the period April 11, 2014 through October 31, 2014, the Funds’ advisor waived fees of $54,250 for the Fund. Expenses waived prior to April 11, 2014 by the Funds’ previous advisor are no longer subject to recapture under the Advisor Agreement. As of October 31, 2014, the Advisor has $54,250 of waived/reimbursed expenses that may be recovered no later than October 31, 2017.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 1.00%, and 0.50% of its average daily net assets for Class A, Class C, and Class R, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C and Class R shares. For the six months ended April 30, 2015, the Distributor received $143 and $443 in underwriting commissions for sales of Class A shares and Class C shares, respectively, of which $18 and $0 were retained by the principal underwriter or other affiliated broker-dealers for Class A shares and Class C Shares, respectively.

15

Modern Technology Fund
Notes to Financial Statements (Unaudited)(Continued)
April 30, 2015

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities. During the period ended April 30, 2015, GFS waived $52,405 in expenses to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the six months ended April 30, 2015, the Fund assessed $1 in redemption fees.

6.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the year ended October 31, 2014 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2014	October 31, 2013
Ordinary Income	$—	$—
Long-Term Capital Gain	108,373	—
Return of Capital	—
	$108,373	$—

As of October 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$25,294	$—	$—	$(74,640)	$7,748	$(41,598)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $74,640.

16

Modern Technology Fund
Notes to Financial Statements (Unaudited)(Continued)
April 30, 2015

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and short-term capital gains, resulted in reclassification for the year ended October 31, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(16,639)	$24,426	$(7,787)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the statement of assets and liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements, except as noted below.

At a Board meeting on March 5, 2015 (the "Board Meeting"), the Board, including a majority of the Independent Trustees, determined that it would be in the best interests of the Fund and its shareholders to recommend to the Fund's shareholders the approval of a sub-advisory agreement (the "Sub-Advisory Agreement") between the Trust, ES Capital Advisors, LLC ("the Adviser") and Crow Point Partners, LLC ("Crow Point").

17

Modern Technology Fund
Notes to Financial Statements (Unaudited)
April 30, 2015

Shareholder Voting Results

At a Special Meeting of Shareholders of the Fund, held at the offices of Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on June 19, 2015, shareholders of record at the close of business on May 8, 2015 voted to approve the following proposals:

Proposal 1: To approve a new Sub-Advisory Agreement between Two Roads Shared Trust and Crow Point Partners, LLC, on behalf of the Modern Technology Fund:

Shares Outstanding	Shares Voted in Favor	Shares Voted Against or Abstentions
217,447	118,122	0

18

Modern Technology Fund
Notes to Financial Statements (Unaudited)
April 30, 2015

Approval of Sub-Advisory Agreement

At a Board meeting on March 5, 2015 (the “Board Meeting”), the Board, including a majority of the Independent Trustees, determined that it would be in the best interests of the Fund and its shareholders to recommend to the Fund’s shareholders the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Trust, ES Capital Advisors, LLC (“the Adviser”) and Crow Point Partners, LLC (“Crow Point”).

In connection with the Board’s consideration of the Sub-Advisory Agreement, the Board received written materials in advance of the Board Meeting, which included, among other things, information regarding: (i) a description of Crow Point’s investment management personnel and ownership structure; (ii) an overview of Crow Point’s operations and financial condition; (iii) an overview of Crow Point’s brokerage practices (including any soft dollar arrangements); (iv) information regarding the proposed sub-advisory fee to be paid by the Adviser out of the advisory fee paid by the Fund to the Adviser; (v) the anticipated level of profitability from Crow Point’s Fund-related sub-advisory services; (vi) the potential for economies of scale; (vii) Crow Point’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (viii) Crow Point’s historic performance with respect to its other clients.

Matters considered by the Board regarding its approval of the Sub-Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Crow Point related to the proposed Sub-Advisory Agreement, including: (i) a copy of the proposed Sub-Advisory Agreement; (ii) Crow Point’s Form ADV Parts 1 and 2; (iii) a description of the manner in which investment decisions are to be made and executed; (iv) a review of the professional personnel who would perform services for the Fund, including the individuals who would primarily monitor and execute the Fund’s investment strategy; (v) a review of Crow Point’s financial condition; (vi) copies of Crow Point’s compliance policies and procedures, including its Code of Ethics; and (vii) information regarding the performance of other funds and accounts managed by Crow Point.

In reaching its conclusions, the Board considered the experience and qualifications of Crow Point’s personnel, including the portfolio managers who would be responsible for the day-to-day management of the Fund’s portfolio. The Board took into account that the Adviser is responsible for providing direction regarding the Fund’s portfolio composition, and that Crow Point would be responsible for security selection consistent with the Adviser’s direction. The Board considered information regarding Crow Point’s quantitative research and security selection models and processes. The Board concluded that Crow Point had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the proposed Sub-Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Crow Point to the Fund were satisfactory and reliable.

Performance. The Board considered information provided by Crow Point relating to its CPP Modern Technology 20 Strategy (the “Strategy”), which is an equity strategy focused on the technology sector, but noted that no historical performance information for the Strategy was currently available. The Board reviewed historical performance data of other funds and accounts managed by Crow Point that utilize similar security selection models and investment philosophies for the one-, three- and five-year periods ended December 31, 2014, as applicable, and considered that the performance returns were generally positive. The Board noted, however, that these other funds and accounts focus on different and/or broader-based sectors and industries as compared to the Fund, and utilize different investment techniques, such as derivatives strategies and short selling. The Board concluded that, based on Crow Point’s experience and the qualifications of the proposed portfolio management team, Crow Point was expected to obtain an acceptable level of investment returns to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Crow Point, the Board considered that Crow Point would be paid a sub-advisory fee of 0.50% of the Fund’s average daily net assets out of the advisory fee paid to the Adviser and not directly by the Fund. The Board considered the quality of services to be provided by ES Capital and Crow Point, and the level of overall fund fees paid by a peer group of

19

Modern Technology Fund
Advisory Agreement (Unaudited)(Continued)
April 30, 2015

other similarly managed mutual funds (the “Peer Group”). The Board considered that the Fund’s advisory fee and overall fund expenses were generally within the range of the Peer Group. The Board observed that Crow Point would not be responsible for the management of the Fund’s operations or the payment of Fund expenses. The Board further considered the amount of the sub-advisory fee and the allocation of the sub-advisory fee as compared to the advisory fee, as well as the allocation of responsibilities between ES Capital and Crow Point. The Board noted that Crow Point had agreed to enter into a sub-advisory fee waiver agreement to waive 0.10% of its 0.50% sub-advisory fee for at least one year. Based on the foregoing, the Board concluded that the proposed sub-advisory fee was fair and reasonable.

Profitability. The Board reviewed and evaluated an estimated profitability report and analysis that Crow Point prepared and whether these profits are reasonable in light of the services proposed to be provided to the Fund and the Fund’s projected growth. The Board considered the Fund’s current and expected asset levels for the initial term of the Sub-Advisory Agreement, and concluded that Crow Point’s level of profitability from its relationship with the Fund would not be excessive based on the anticipated net assets in the near term.

Economies of Scale. The Board considered the extent to which the Fund would realize economies of scale as it grows and whether the proposed sub-advisory fee reflects those economies of scale. The Board determined that this was an issue better suited for consideration with respect to the Fund’s overall investment advisory agreement, taking into account the impact of the expenses for sub-advisory services. Consequently, the Board concluded that economies of scale were not a relevant consideration at this time.

Conclusion. The Board, including a majority of the Independent Trustees, having requested and received such information from Crow Point as the Board believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreement, and as having been advised by independent counsel that the Independent Trustees had received sufficient information from Crow Point both from the materials submitted to the Board and from the presentation made at the Board Meeting and had appropriately considered and weighed all relevant factors, determined that approval of the Sub-Advisory Agreement for an initial two-year term would be in the best interests of the Fund and its shareholders. In considering the proposed Sub-Advisory Agreement, the Independent Trustees did not identify any one factor as all important and that each Trustee may have considered different factors as more important.

20

Modern Technology Fund
EXPENSE EXAMPLES
April 30, 2015 (Unaudited)

As a shareholder of Modern Technology Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Modern Technology Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Modern Technology Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	11/1/14	4/30/15	11/1/14 – 4/30/15	11/1/14 – 4/30/15
Class A	$1,000.00	$ 983.60	$13.11	2.65%
Class C	1,000.00	979.30	16.78	3.40
Class I	1,000.00	983.60	11.87	2.40
Class R	1,000.00	983.60	14.34	2.90

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,011.72	13.29	2.65%
Class C	1,000.00	1,007.98	17.02	3.40
Class I	1,000.00	1,012.96	12.04	2.40
Class R	1,000.00	1,010.47	14.54	2.90

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.
21

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600
22

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

23

This Page is Intentionally Left Blank.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 6 month period ended April 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-851-2525 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-851-2525.

Investment Advisor
ES Capital Advisors, LLC.
40 Walnut Street, 1st Floor
Wellesley MA 02481

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/1/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/1/15

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 7/1/15